Basis Of Presentation The Company's Activities And Consolidation Scope - Narrative (Details) £ in Millions	12 Months Ended
	Dec. 31, 2025 GBP (£)	Dec. 31, 2024 EUR (€) year	Dec. 31, 2024 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 GBP (£)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 GBP (£) year	Dec. 31, 2024 INR (₨) year	Dec. 31, 2024 USD ($) year	Dec. 31, 2023 GBP (£)	Dec. 31, 2021
Detail of information about basis of presentation company activities and consolidation scope [Line Items]
Percentage holding the majority of voting rights		49.00%	49.00%
Recognition of a capital gain		€ 19,000,000
Minimum share | $											$ 400,000,000
Maximun shares | $											$ 600,000,000
Once adjusted with the ticking fees accrued as from the signing of the sale and purchase agreement				€ 43,400,000
Number of reportable segments | year		4							4	4	4
Total price of the shares received by Ferrovial after the price adjustment for the sale Portobello Capital of the infrastructure upkeep and maintenance business in Spain						€ 175,000,000
Net consideration of the sale of the amey business in the Uk discontinued operations				€ 301,300,000								£ 264.6
Annual interest associated with the vendor loan				6.00%	6.00%
Annual interest after three years associated with the vendor loan				8.00%	8.00%
Capital gain as a result of the sale business in the Uk discontinued operations				€ 58,300,000
The transfer to the income statement of the currency translation differences as a result of the sale of the amey business in the Uk discontinued operations				(155,600,000)
Changes in fair value of derivatives as a result of the sale of the amey business in the Uk discontinued operations				(15,400,000)
Sale of the business activity providing financial management services for PFI project companies in the United Kingdom through the subsidiary amey | £							£ 5.0
Sale of ameys business area engaged in energy and water infrastructure maintenance | £					£ 20.3
Deferral of payment associated with the sale of the Amey business area dedicated to maintenance and water | £												18.0
Ownership interest of the Ferrovial		€ 2,023,000,000
Liabilities included in disposal groups classified as held for sale		24,000,000		0
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners		56,000,000		0
Capital gain before taxes		€ 0.95
Parcentage of debt commitments in AGS		50.00%	50.00%
Tax rate effect of tax losses		1.25%	1.25%
Adjustments for deferred tax of prior periods		€ 15,000,000
Percentage of economic rights and majority of voting rights		100.00%							100.00%	100.00%	100.00%
Positive impacts				43,000,000
Impairment and disposals impact on profit loss before tax		€ 2,208,000,000		35,000,000		(6,000,000)
Profit (loss) from discontinued operations		14,000,000		16,000,000		64,000,000
Long term loans in associates [Member]
Detail of information about basis of presentation company activities and consolidation scope [Line Items]
Subordinated loan granted per share holders nominal amount AGS | £									£ 195.0
Capital gains and disposals [Member]
Detail of information about basis of presentation company activities and consolidation scope [Line Items]
Impairment and disposals impact on profit loss before tax		2,209,000,000		39,000,000		(3,000,000)
Vertiports sale [Member] | Capital gains and disposals [Member]
Detail of information about basis of presentation company activities and consolidation scope [Line Items]
Impairment and disposals impact on profit loss before tax		2,000,000
IRB sale 5% [Member] | Capital gains and disposals [Member]
Detail of information about basis of presentation company activities and consolidation scope [Line Items]
Impairment and disposals impact on profit loss before tax		€ 132,000,000
Exchange rate interval maximum [Member] | India, Rupees
Detail of information about basis of presentation company activities and consolidation scope [Line Items]
Exchange rate		90.2
Toll roads division [Member]
Detail of information about basis of presentation company activities and consolidation scope [Line Items]
Percentage holding the majority of voting rights		51.00%	51.00%
Recognition of a capital gain		€ 19,000,000
Capital gain transaction price		100,000,000
Expected investment of approximately		3,100,000,000	$ 3,400,000,000
Amount of the sale of the land owned by Sothern Crushed Concrete to the company BCG Investment Group		0.892
Amount of the sale of the Azores highway to the infrastructure funds Horizon and RiverRock (duration, debit)				42,600,000
Impairment and disposal of fixed assets of the income statement of the sale of Azores		39,000,000
Profit (loss) from discontinued operations		€ 0		0		€ 0
Energy Division [Member]
Detail of information about basis of presentation company activities and consolidation scope [Line Items]
Percentage of the adquisition		100.00%							100.00%	100.00%	100.00%
Total investment related to the acquisition		€ 13,800,000									$ 14,300,000
In the form of cash [Member]
Detail of information about basis of presentation company activities and consolidation scope [Line Items]
Net consideration of the sale of the amey business in the Uk discontinued operations				128,500,000								112.8
Vendor loan [Member]
Detail of information about basis of presentation company activities and consolidation scope [Line Items]
Net consideration of the sale of the amey business in the Uk discontinued operations				€ 172,800,000								£ 151.8
FGP Topco limited [Member]
Detail of information about basis of presentation company activities and consolidation scope [Line Items]
Proportion of ownership interest in associate		19.75%	19.75%
Annual interest associated with the vendor loan		25.00%	25.00%
Percentage of the sale of the FGP Topco		19.75%	19.75%
Total stake retain by Ferrovial for associates		25.00%	25.00%
Percentage of the ferrovials stake in the asset		5.25%	5.25%
FGP Topco limited [Member] | June [Member]
Detail of information about basis of presentation company activities and consolidation scope [Line Items]
Percentage of shares acquired		37.62%							37.62%	37.62%	37.62%
Fair value of acquired receivables | £									£ 3,259.0
Percentage of the ferrovials stake in the asset		19.75%	19.75%
FGP Topco limited [Member] | HAH 5.25% stake divestment [Member]
Detail of information about basis of presentation company activities and consolidation scope [Line Items]
Approximate amount of the sale of all remaining shares | £									£ 455.0
Percentage of the sale of all of its remaining shares		5.25%							5.25%	5.25%	5.25%
FGP Topco limited [Member] | Financial investment carried at fair value [Member]
Detail of information about basis of presentation company activities and consolidation scope [Line Items]
Percentage of the sale of the FGP Topco		19.75%	19.75%
Percentage ownership interest of the Ferrovial		5.25%	5.25%
Positive impacts		€ 547,000,000
FGP Topco limited [Member] | Airports division [Member]
Detail of information about basis of presentation company activities and consolidation scope [Line Items]
Percentage of the sale of the FGP Topco		19.75%	19.75%
AGS airports holdings limited [Member]
Detail of information about basis of presentation company activities and consolidation scope [Line Items]
Proportion of ownership interest in associate		50.00%	50.00%
Proceeds from sale or issue of treasury shares | £	£ 900.0
AGS airports holdings limited [Member] | AGS Divestment [Member]
Detail of information about basis of presentation company activities and consolidation scope [Line Items]
Capital gain transaction price								€ 297,000,000
Proceeds from sale or issue of treasury shares | £	900.0
Percentage of sale of all participation								€ 1
AGS airports holdings limited [Member] | Long term loans in associates [Member]
Detail of information about basis of presentation company activities and consolidation scope [Line Items]
Subordinated loan granted per share holders nominal amount AGS		€ 235,000,000
AGS airports holdings limited [Member] | Macquari [Member]
Detail of information about basis of presentation company activities and consolidation scope [Line Items]
Percentage of sale of all participation		€ 0.50
IRB infrastructure developers limited [Member]
Detail of information about basis of presentation company activities and consolidation scope [Line Items]
Percentage of the adquisition		5.00%							5.00%	5.00%	5.00%		24.86%
Value of the transaction related to the acquisition by the subsidiary cintra		€ 215,000,000
Proportion of ownership interest in associate		19.86%	19.86%
Percentage of acquisition of direct ownership interest		19.86%	19.86%
Capital gain before taxes		€ 133,000,000
Cost of sales		€ 215,000,000
Total stake retain by Ferrovial for associates		5.00%	5.00%
IRB infrastructure developers limited [Member] | Exchange rate interval minimum [Member] | India, Rupees
Detail of information about basis of presentation company activities and consolidation scope [Line Items]
Exchange rate		89.3
IRB infrastructure developers limited [Member] | Toll roads division [Member]
Detail of information about basis of presentation company activities and consolidation scope [Line Items]
Shares with institutional investors on the National Stock Exchange (NBE) and the Bombay Stock Exchange (BSE)		€ 301,900,000
Percentage Of Ferrovials Value That Came From Activities Outside Spain		19.86%							19.86%	19.86%	19.86%
Percentage adquired by Ferrovial subsidiary of the buyers capital		23.99%							23.99%	23.99%	23.99%
Shares in IRB were sold at an average price | ₨										₨ 63.60
Percentage after transaction owned		51.00%							51.00%	51.00%	51.00%
Percentage of indirect participation held by Ferrovial		19.86%							19.86%	19.86%	19.86%
IRB Infrastructure Trust (Private InvIT) [Member]
Detail of information about basis of presentation company activities and consolidation scope [Line Items]
Proportion of ownership interest in associate		23.99%	23.99%
Total investment related to the acquisition		€ 652,000,000
Total stake retain by Ferrovial for associates		34.10%	34.10%
IRB Infrastructure Trust (Private InvIT) [Member] | Toll roads division [Member]
Detail of information about basis of presentation company activities and consolidation scope [Line Items]
Percentage of shareholding is consolidated using the equity method		23.99%	23.99%
Carrying amount acquisition		€ 300,000,000
Fair value adjustment		€ 90,000,000
Percentage adquired by Ferrovial subsidiary of the buyers capital		23.99%							23.99%	23.99%	23.99%
Total investment related to the acquisition		€ 652,000,000
Outstanding capital commitments on projects		18,000,000
Percentage transaction owned		€ 0.49
Percentage after transaction owned		25.00%							25.00%	25.00%	25.00%
Percentage of indirect participation held by Ferrovial		34.10%							34.10%	34.10%	34.10%
Proportion of ownership interest in subsidiary		19.86%	19.86%
Percentage held in shares		23.99%							23.99%	23.99%	23.99%
IRB Infrastructure Trust (Private InvIT) [Member] | Toll roads division [Member] | Exchange rate interval maximum [Member] | India, Rupees
Detail of information about basis of presentation company activities and consolidation scope [Line Items]
Exchange rate		90.21
IRB Infrastructure Trust (Private InvIT) [Member] | Toll roads division [Member] | Exchange rate interval minimum [Member] | India, Rupees
Detail of information about basis of presentation company activities and consolidation scope [Line Items]
Exchange rate		89.2
IRB Infrastructure Trust (Private InvIT) [Member] | IRB infrastructure developers limited [Member]
Detail of information about basis of presentation company activities and consolidation scope [Line Items]
Total investment related to the acquisition		€ 58,000,000
IRB Infrastructure Trust (Private InvIT) [Member] | IRB infrastructure developers limited [Member] | Exchange rate interval maximum [Member] | India, Rupees
Detail of information about basis of presentation company activities and consolidation scope [Line Items]
Exchange rate		87.83
Anillo Vial Periférico Project [Member] | Toll roads division [Member]
Detail of information about basis of presentation company activities and consolidation scope [Line Items]
Consortium led by our toll roads subsidiary		€ 0.35
Acciona and Sacyr [Member] | Toll roads division [Member]
Detail of information about basis of presentation company activities and consolidation scope [Line Items]
Consortium led by our toll roads subsidiary		€ 0.325
Heathrow Airport in London [Member]
Detail of information about basis of presentation company activities and consolidation scope [Line Items]
Percentage of acquisition of direct ownership interest		5.25%	5.25%
Ferrovial [Member]
Detail of information about basis of presentation company activities and consolidation scope [Line Items]
Proceeds from sale or issue of treasury shares | £	450.0
Ferrovial [Member] | AGS Divestment [Member]
Detail of information about basis of presentation company activities and consolidation scope [Line Items]
Proceeds from sale or issue of treasury shares | £	£ 450.0
Grupo Serveo, S.L.
Detail of information about basis of presentation company activities and consolidation scope [Line Items]
Percentage adquired by Ferrovial subsidiary of the buyers capital						24.80%
Price associated with the percentage adquired by ferrovial subsidiary of the buyers capital						€ 17,500,000
Capital gain before taxes		€ 33,000,000
Capital gain net of tax		55,000,000
Cost of sales		€ 0.2478
Total stake retain by Ferrovial for associates		24.78%	24.78%
Ganga Expressway Project "Ganga" [Member]
Detail of information about basis of presentation company activities and consolidation scope [Line Items]
Percentage of the adquisition		80.40%							80.40%	80.40%	80.40%
Ganga Expressway Project "Ganga" [Member] | Toll roads division [Member]
Detail of information about basis of presentation company activities and consolidation scope [Line Items]
Exchange rate		0.804							0.804	0.804	0.804
Proportion of ownership interest in subsidiary		19.60%	19.60%
JFKNTO sponsor aggregator LLC [Member]
Detail of information about basis of presentation company activities and consolidation scope [Line Items]
Proportion of ownership interest in associate		49.00%	49.00%
JFKNTO sponsor aggregator LLC [Member] | Toll roads division [Member]
Detail of information about basis of presentation company activities and consolidation scope [Line Items]
Proportion of ownership interest in associate		49.00%	49.00%
407 International Inc [Member]
Detail of information about basis of presentation company activities and consolidation scope [Line Items]
Proportion of ownership interest in associate		43.23%	43.23%
407 International Inc [Member] | Toll roads division [Member]
Detail of information about basis of presentation company activities and consolidation scope [Line Items]
Proportion of ownership interest in associate		43.23%	43.23%
Cintra [Member]
Detail of information about basis of presentation company activities and consolidation scope [Line Items]
Minimum share | $											$ 140,000,000
Maximun shares | $											$ 210,000,000